Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2022
Accrued liabilities and other payables
Accrued liabilities and other payables

14.          Accrued liabilities and other payables

(In thousands)	December 31, 2021	December 31, 2022
Payroll and welfare	18,618	23,277
Tax levies	2,397	4,178
Payables related to Xunlei Kankan	2,642	2,418
Payables for advertisement	3,821	1,980
Legal and litigation related expenses (note 25)	973	634
Professional service fees	2,175	1,656
Agency commissions and rebates from online advertising	2,759	2,525
Payables for construction in progress and office building	9,750	8,528
Others	6,422	4,242
Total	49,557	49,438